Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Cash and cash equivalents	€ 132,994	€ 207,530	€ 103,353	€ 39,367
Historical volatility for shares, measurement input [member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 2,800	€ 1,700
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	€ 2,800	€ 1,700
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 3,100	€ 1,900
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	(2,500)	(1,500)
Credit risk [member]
Statements [Line Items]
Maximum exposure to credit risk	145,000	232,000
Cash and cash equivalents	133,000	208,000
Other financial assets	12,000	24,000
Currency risk [member] | Top of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	2,000	6,700
Currency risk [member] | Bottom of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	€ 2,500	€ 8,200
Currency risk [member] | Euro [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Currency risk [member] | US [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%